Cost of sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Income and Expenses [Abstract]
Salaries, wages and benefits	$ 390,209	$ 342,693
Repair parts and consumable supplies	218,500	209,917
Subcontractor services	194,392	107,636
Equipment and component sales	51,812	46,317
Third-party equipment rentals	25,617	29,524
Fuel	9,451	13,410
Other	14,794	21,303
Total	$ 904,775	$ 770,800